Derivative Instruments and Hedging Activities - Effective Portion of Gains (Losses) on Interest Rate Swap Agreements (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2020	Sep. 30, 2019
Derivative [Line Items]
Amount of Loss Recognized in OCI	$ (959)	$ (19,577)	$ (69,593)	$ (71,815)
Interest expense
Derivative [Line Items]
Amount of Loss Recognized in OCI	616	(2,244)	(9,610)	(9,646)
Amount of Loss Reclassified from Accumulated OCI to Interest Expense	$ (835)	$ 22	$ (1,469)	$ 430